Trade Payables - Schedule of Credit Card Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 4,655,769	R$ 2,893,134
Up to 30 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	1,493,794	1,523,603
From 31 to 60 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	953,940	173,767
From 61 to 90 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	651,186	188,148
From 91 to 180 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	1,057,386	403,034
From 181 to 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	485,028	558,295
Over 365 days [Member]
Schedule of Credit Card Transactions [Line Items]
Credit card transaction	R$ 14,435	R$ 46,287